Shareholders' Equity - Summary of Nonvested Share Activity (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested, Number of Shares	(6,011,271)
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	13,155,039
Awards granted, Number of Shares	8,018,493
Awards forfeited/waived, Number of Shares	(115,566)
Awards cancelled on failed vesting conditions, Number of Shares	0
Awards vested, Number of Shares	(6,011,271)
Ending Balance, Number of Shares	15,046,695	13,155,039
Employees [Member] | 2015 CEO Special Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	17,789
Awards cancelled on failed vesting conditions, Number of Shares	0
Awards vested, Number of Shares	(17,789)
Ending Balance, Number of Shares		17,789
Employees [Member] | Employee Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	1,630,784
Awards forfeited/waived, Number of Shares	(5,200)
Awards cancelled on failed vesting conditions, Number of Shares	0
Awards vested, Number of Shares	(1,625,584)
Ending Balance, Number of Shares		1,630,784
Employees [Member] | 2016 CEO Special Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	46,110
Awards cancelled on failed vesting conditions, Number of Shares	0
Awards vested, Number of Shares	(46,110)
Ending Balance, Number of Shares		46,110
Employees [Member] | Employee Plan 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	3,512,846
Awards forfeited/waived, Number of Shares	(27,339)
Awards cancelled on failed vesting conditions, Number of Shares	0
Awards vested, Number of Shares	(1,681,367)
Ending Balance, Number of Shares	1,804,140	3,512,846
Employees [Member] | Employee Plan 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	7,947,510
Awards forfeited/waived, Number of Shares	(61,997)
Awards cancelled on failed vesting conditions, Number of Shares	0
Awards vested, Number of Shares	(2,616,538)
Ending Balance, Number of Shares	5,268,975	7,947,510
Employees [Member] | 2017 CEO Special Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of Shares	22,883
Awards cancelled on failed vesting conditions, Number of Shares	0
Awards vested, Number of Shares	(22,883)
Employees [Member] | Employee Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of Shares	7,995,610
Awards forfeited/waived, Number of Shares	(21,030)
Awards cancelled on failed vesting conditions, Number of Shares	0
Awards vested, Number of Shares	(1,000)
Ending Balance, Number of Shares	7,973,580
Supervisory Board [Member] | 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares		7,500
Year of grant	2007
Exercised		(7,500)
Supervisory Board [Member] | 2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	16,500	24,000
Year of grant	2008
Exercised	(16,500)	(7,500)
Ending Balance, Number of Shares		16,500
Supervisory Board [Member] | 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	22,500	35,000
Year of grant	2009
Exercised	(22,500)	(12,500)
Ending Balance, Number of Shares		22,500
Supervisory Board [Member] | 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	30,000	45,000
Year of grant	2010
Exercised	(7,500)	(15,000)
Ending Balance, Number of Shares	22,500	30,000
Supervisory Board [Member] | 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	52,500	67,500
Year of grant	2011
Exercised		(15,000)
Ending Balance, Number of Shares	52,500	52,500
Supervisory Board [Member] | 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	65,000	87,500
Year of grant	2012
Exercised		(22,500)
Ending Balance, Number of Shares	65,000	65,000